Statement of Changes in Net Assets (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2015		Jan. 31, 2015 [1]	May. 05, 2014
Net Assets	$ 62,987,480		$ 62,987,480		$ 64,750,583	$ 1,306,250
Creations			10,491,166		65,559,010
Redemptions			(3,616,635)		(777,674)
Net Investment loss			(122,735)		(154,685)
Net realized gain (loss) from gold bullion distributed for redemptions	(1,179)	$ 636	(222,753)	[1]	5,978
Net change in unrealized appreciation (depreciation) on investments in gold bullion	$ (4,378,839)	$ (186,587)	$ (8,292,146)	[1]	$ (1,188,296)

[1]	Commencement of operations.